Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Diversified Fixed Income Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated March 16, 2016 to the Prospectus

dated July 29, 2015, as supplemented and amended to date

Effective immediately, Robert D. Burn, Managing Director and Fixed Income Portfolio Manager with Wellington Management Company LLP (“Wellington Management”), has joined the Portfolios’ portfolio management team. In addition, Lucius T. Hill III, Senior Managing Director and Fixed Income Portfolio Manager with Wellington Management, will retire effective June 30, 2016. Accordingly, the Prospectus is amended as follows:

The information with respect to Wellington Management in the portfolio manager table under the section entitled “Portfolio Summary: Diversified Fixed Income Portfolio – Investment Adviser” is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Campe Goodman, CFA	2013	Senior Managing Director and Fixed Income Portfolio Manager
Lucius T. Hill III*	2013	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2013	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

The information with respect to Wellington Management in the portfolio manager table under the section entitled “Portfolio Summary: Multi-Managed Growth Portfolio – Investment Adviser” is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

The information with respect to Wellington Management in the portfolio manager table under the section entitled “Portfolio Summary: Multi-Managed Income Portfolio – Investment Adviser” is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

The information with respect to Wellington Management in the portfolio manager table under the section entitled “Portfolio Summary: Multi-Managed Income/Equity Portfolio – Investment Adviser” is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

The information with respect to Wellington Management in the portfolio manager table under the section entitled “Portfolio Summary: Multi-Managed Moderate Growth Portfolio – Investment Adviser” is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

In the section entitled “Management - Information about the Subadvisers,” under the subheading Wellington Management Company LLP (Wellington Management), the information with respect to the Fixed Income Component of the Multi-Managed Portfolios and the Diversified Fixed Income Portfolio is deleted in its entirety and replaced with the following:

The Fixed Income Component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Lucius T. Hill III, Joseph F. Marvan, CFA, and Robert D. Burn, CFA. Mr. Goodman, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Hill, Senior Managing Director and Fixed Income Portfolio Manager, joined the firm as an investment professional in 1993. Mr. Hill will retire effective June 30, 2016. Mr. Marvan, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Burn joined the firm as an investment professional in 2007.

The Diversified Fixed Income Portfolio is managed by Campe Goodman, Lucius T. Hill III, Joseph F. Marvan, and Robert D. Burn. Mr. Hill will retire effective June 30, 2016.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Version: Combined Master

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Diversified Fixed Income Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated March 16, 2016 to the Statement of Additional Information (“SAI”)

dated July 29, 2015, as supplemented and amended to date

Effective immediately, Robert D. Burn, Managing Director and Fixed Income Portfolio Manager with Wellington Management Company LLP (“Wellington Management”), has joined the Portfolios’ portfolio management team. In addition, Lucius T. Hill III, Senior Managing Director and Fixed Income Portfolio Manager with Wellington Management, will retire effective June 30, 2016.

Accordingly, in the table under the section entitled “PORTFOLIO MANAGERS – Other Client Accounts,” the information for Wellington Management with respect to each of the Portfolios is supplemented by inserting the following:

		Other Accounts
Advisers/ Subadviser	Portfolio Managers	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Wellington Management	Robert D. Burn*	—	—	—	—	1	79.0

*	Information as of February 29, 2016.

Effective June 30, 2016, all reference to Mr. Hill in this SAI is deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.